Other operating income	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Other operating income
10.	Other operating income
For the
six-month
period ended June 30, 2024 and 2025, the other operating income amounted to $1,900,000 and nil, respectively. The other operating income in the six-month
period ended June 30, 2024 related to collection of a claim in connection with repairs undertaken in prior years a and included within “Other operating income” in the unaudited interim condensed consolidated statements of comprehensive income.